Other current and non-current assets	12 Months Ended
Dec. 31, 2017
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Other current and non-current assets
14.	Other current and non-current assets

	December 31, 2017	December 31, 2016
Other current assets
Prepayments and advances	4,049	3,873
Input VAT and other taxes recoverable	3,413	3,000
Other current assets	127	69

Total prepayments and other current assets	7,589	6,942

	December 31, 2017	December 31, 2016
Other non-current assets
Deferred assets from sale and lease back	273	306
Other non-current assets	485	585

Total other non-current assets	758	891

Generally in Russia, VAT related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred on purchases may be reclaimed, subject to certain restrictions, against VAT related to sales.

Reversal of provision for advances issued of RUB 11 million, provision for advances issued of RUB 185 million and RUB 355 million were included in Provision for doubtful accounts in the consolidated statement of profit (loss) and other comprehensive income (loss) for the years ended December 31, 2017, 2016 and 2015.